COMMITMENTS - Additional Bridge Financing (Details)		12 Months Ended
	Nov. 21, 2023 USD ($) D $ / shares	Dec. 31, 2023 USD ($) D $ / shares
Debt instruments
Share price trigger to determine reset of conversion price | $ / shares	$ 3
Proceeds from notes payable		$ 240,000
Additional Bridge Promissory note
Debt instruments
Interest expenses- Bridge Note		12,642
Change in fair value		(2,726)
Additional Bridge Promissory note | Bridge Investor | Bridge Letter Agreement
Debt instruments
Original issue discount (in percent)	10.00%
Aggregate principal amount	$ 166,667
Aggregate subscription amount	150,000
Notes purchased on the date of signing	111,111
Notes purchased on the later date	$ 55,556
Interest rate (in percent)	8.00%
Common shares, par value, (per share) | $ / shares	$ 0.0001
Conversion price of convertible notes | $ / shares	10.00
Share price trigger to determine reset of conversion price | $ / shares	$ 10.00
Threshold percentage of stock price trigger to determine reset of conversion price	95.00%
Number of trading days to determine reset of conversion price | D	10
Maximum reset of conversion price (in dollars per share) | $ / shares	$ 2.00
Payments for optional prepayment as percentage of outstanding obligation	110.00%
Default interest rate (as a percent)	24.00%
Mandatory default penalty (as a percent)	125.00%
Principal due		$ 100,000
Threshold percentage of stock price trigger to determine amortization conversion price		95.00%
Number of trading days to determine amortization payment | D		10
Minimum conversion price to make amortization payment | $ / shares		$ 2.00
Proceeds from notes payable	$ 100,000
Original issued discount expensed	11,111
Aggregate current value	$ 100,000	$ 102,726
Interest expenses- Bridge Note		12,642
Change in fair value		$ 2,726